Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$328,360,430.13	0.7836764	$300,875,373.25	0.7180796	$27,485,056.88
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$533,690,430.13	0.4155400	$506,205,373.25	0.3941396	$27,485,056.88

Weighted Avg. Coupon (WAC)	3.42%		3.41%
Weighted Avg. Remaining Maturity (WARM)	37.63		36.70
Pool Receivables Balance	$571,342,678.05		$542,870,933.56
Remaining Number of Receivables	47,811		46,697

Adjusted Pool Balance	$553,100,874.93		$525,615,818.05

III. COLLECTIONS

Principal:
Principal Collections	$27,484,158.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$570,817.98
Total Principal Collections	$28,054,976.87

Interest:
Interest Collections	$1,646,484.02
Late Fees & Other Charges	$49,554.59
Interest on Repurchase Principal	$-
Total Interest Collections	$1,696,038.61

Collection Account Interest	$1,466.60
Reserve Account Interest	$189.58
Servicer Advances	$-

Total Collections	$29,752,671.66

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$29,752,671.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,752,671.66

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$476,118.90		$476,118.90	$476,118.90
Collection Account Interest					$1,466.60
Late Fees & Other Charges					$49,554.59
Total due to Servicer					$527,140.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$276,370.03		$276,370.03
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$429,600.45		$429,600.45	$429,600.45

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$28,609,654.04

9. Regular Principal Distribution Amount:					$27,485,056.88

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$27,485,056.88
Class A-4 Notes		$-
Class A Notes Total:	$27,485,056.88	$27,485,056.88
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,485,056.88	$27,485,056.88

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,124,597.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,241,803.12
Beginning Period Amount	$18,241,803.12
Current Period Amortization	$986,687.61
Ending Period Required Amount	$17,255,115.51
Ending Period Amount	$17,255,115.51
Next Distribution Date Required Amount	$16,298,234.23

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.51%	3.69%	3.69%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	23
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.70%	46,089	98.17%	$532,954,347.84
30 - 60 Days	1.03%	481	1.45%	$7,887,389.55
61 - 90 Days	0.22%	105	0.31%	$1,663,419.94
91 + Days	0.05%	22	0.07%	$365,776.23
		46,697		$542,870,933.56
Total
Delinquent Receivables 61 + days past due	0.27%	127	0.37%	$2,029,196.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	124	0.35%	$2,012,366.00
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	150	0.39%	$2,314,474.42
Three-Month Average Delinquency Ratio	0.28%		0.37%

Repossession in Current Period		36		$569,791.36
Repossession Inventory		109		$336,382.39

Charge-Offs
Gross Principal of Charge-Off for Current Period				$987,585.60
Recoveries				$(570,817.98)
Net Charge-offs for Current Period				$416,767.62

Beginning Pool Balance for Current Period				$571,342,678.05

Net Loss Ratio				0.88%
Net Loss Ratio for 1st Preceding Collection Period				0.79%
Net Loss Ratio for 2nd Preceding Collection Period				0.49%
Three-Month Average Net Loss Ratio for Current Period				0.72%

Cumulative Net Losses for All Periods				$10,570,509.77
Cumulative Net Losses as a % of Initial Pool Balance				0.79%

Principal Balance of Extensions				$2,862,155.00
Number of Extensions				171